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[LOGO]
[GRAPHIC]

                           ANNUAL REPORT DECEMBER 31, 1999


                                     EATON VANCE
                                  EMERGING MARKETS
                                        FUND



                        GLOBAL MANAGEMENT-GLOBAL DISTRIBUTION

EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 1999
-------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

[PHOTO]

JAMES B. HAWKES
PRESIDENT

Eaton Vance Emerging Markets Fund, Class A shares, had a total return of 82.13% for the year ended December 31, 1999. That return was the result of an increase in net asset value per share (NAV) from $8.06 on December 31, 1998 to $14.68 on December 31, 1999.(1)

The Fund's Class B shares had a total return of 81.60% during the year ended December 31, 1999. This return resulted from an increase in NAV from $7.99 on December 31, 1998 to $14.51 on December 31, 1999. (1)

By comparison, the Morgan Stanley Capital International Emerging Markets Index - an unmanaged index of common stocks traded in the emerging markets - had a total return of 68.82% during the same period.(2)

The emerging markets generated a remarkable recovery in 1999...

The emerging markets came roaring back to life in 1999. Asian markets have been boosted primarily by financial reforms and a new determination to avoid the crippling current account deficits of recent memory. In this improved climate, the stock markets responded enthusiastically. South Korea surged 82.8%; Hong Kong was up 68.8%; and Taiwan was up 31.6%. The same was true of Latin America, where Brazil's Bovespa Index rose 152% and Mexico's IPC Index rose 80.1%. But even more encouraging was the fact that these robust returns were precipitated by economic reform initiatives. Increasingly, governments in emerging economies are working to reduce current account deficits, reduce inflation and maintain stable currencies. That suggests that the future of these markets should remain bright.


The 1998 market pullback presented a major buying opportunity in the emerging markets...

The 1998 market pullback proved to be a remarkable buying opportunity in the emerging markets, and the Fund was able to find excellent values in fast-growth companies in Asia, Latin America and Eastern Europe. While these countries tend to move in different cycles and respond to different stimuli, there is no shortage of opportunities. The emerging markets are likely to remain volatile, but we believe they warrant the attention of growth-minded long-term investors. In the pages that follow, portfolio manager Kiersten Christensen reviews the year just ended, and looks ahead to 2000.


                             Sincerely,

                             /s/ James B. Hawkes

                             James B. Hawkes
                             President
                             February 9, 2000


FUND INFORMATION
AS OF DECEMBER 31, 1999

PERFORMANCE(3)                    Class A     Class B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                          82.13%      81.60%
Five Years                         9.44        8.78
Life of Fund+                      9.20        8.54


SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                          71.70%      76.60%
Five Years                         8.15        8.50
Life of Fund+                      7.93        8.39

+Inception dates: Class A: 12/8/94; Class B: 11/30/94

TEN LARGEST HOLDINGS(4)
-------------------------------------------------------------------------------
Korea Mobile Telecom Corp.                    5.2%
Korea Telecom Corp. ADR                       4.7
Dauo Technology, Inc.                         4.5
Compania Brasiliera de Distribuicao           4.1
Li & Fund Ltd.                                4.1
Videsh Sanchar Nigam Ltd. GDR                 3.7
Taiwan Semiconductor Manufacturing Co.        3.6
Surgutneftegaz ADR                            3.5
Tecnomatix Technologies Ltd.                  3.4
Cia Cervejaria Brahma sp ADR                  3.3


(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) It is not possible to invest directly in an Index. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Effective 2/1/00, Class A shares redeemed within 3 months of purchase, including exchanges, will be subject to a 1% early redemption fee. (4) Ten largest holdings account for 40.1% of the Portfolio's net assets, determined by dividing the total market value of the holdings by the total net assets of the Portfolio. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 1999
-------------------------------------------------------------------------------
MANAGEMENT DISCUSSION

[PHOTO]

KIERSTEN CHRISTENSEN
PORTFOLIO MANAGER

AN INTERVIEW WITH
KIERSTEN CHRISTENSEN,
LLOYD GEORGE MANAGEMENT,
PORTFOLIO MANAGER OF
EMERGING MARKETS PORTFOLIO.

Q: Kiersten, 1999 brought a strong rebound in the emerging markets. What drove the recovery?

A: Several developments prompted the markets to rally in 1999. Many emerging countries addressed the economic problems that have plagued them in recent years. In Asia, widespread corporate restructuring and deleveraging has dramatically improved the economic outlook. Meanwhile, the recession in Latin America was less severe than expected, with a continued decline in inflation and relatively stable currencies. Finally, the Eastern European markets were buoyed by a surge in oil prices. While the trends in these emerging markets were positive, a continuing strong U.S. economy and a promising recovery in Japan provided a favorable backdrop for the overall global economy.

Q:  What contributed to the Fund's strong outperformance in 1999?

A: The Portfolio's large exposure to East Asia, the China region, was the primary driver of performance. The area constituted 41.4% of the Portfolio at December 31. Corporate profits showed significant improvement on the strength of solid GDP growth and strong exports. The region also benefited from its leadership role in technology and from growing enthusiasm over China's imminent entry into the World Trade Organization.

    Latin America, 29.2% of the Portfolio at December 31, was another success story, especially in the fourth quarter. Brazil, in particular, made excellent progress in containing inflation, abandoning its fixed currency rate in January 1999. Inflation fell to 8% in 1999 and is expected to improve further this year. Mexico exhibited strong economic growth throughout the year, with its economy closely tied to that of the U.S.

    Eastern Europe and the Mediterranean constituted 16.2% of the Portfolio at December 31. Turkey was the leading market in the region, rising 244% in 1999. In an effort to qualify for membership in the European Union, the Turkish government furthered its efforts to privatize industry, slow inflation and implement modest political reforms.

Q:  Let's turn first to East Asia. What did you find attractive in that region?

A: Because Japan is a large consumer of goods as well as a major provider of capital, the revival of the Japanese economy gave a boost to most Asian economies. Also, the strong Japanese

-------------------------------------------------------------------------------
Five Largest Industry Weightings(1)
-------------------------------------------------------------------------------
By total net assets

[GRAPH]

Telephone Utilities                 14.1%
Telecommunications Services          8.6%
Banks & Money Services               8.4%
Computer Services                    8.4%
Foods                                7.9%

Regional Distributions(1)
-------------------------------------------------------------------------------
By total investments

[CHART]

East Asia                           41.4%
Latin America                       29.2%
Eastern Europe/Mediterranean        16.2%
South Asia                           9.1%
Africa                               4.1%

(1)Because the Portfolio is actively managed, Industry Weightings and Regional Distributions presented at 12/31/99 are subject to change.

-------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
-------------------------------------------------------------------------------

EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 1999
-------------------------------------------------------------------------------
MANAGEMENT DISCUSSION CONT'D

    yen provided a competitive edge to Korean and Taiwanese technology companies, which witnessed robust export growth. Emerging from a recession, South Korea has been among Asia's strongest economies, benefiting from a sharp decline in interest rates. Many of Korea's companies have improved productivity through restructurings, leading to faster earnings growth.

    Korea Telecom Corp. was a large Korean investment for the Portfolio. As a monopoly provider of telecom service in Korea, the company announced in June an agreement with software giant Microsoft to build an Internet infrastructure for Korea. As part of a productivity drive, KT dramatically cut costs, cut its workforce by 15,000 and sharply reduced its debt.

    In Taiwan, economic growth resumed toward year-end following a devastating earthquake in September. GDP rose around 5.4% for the year, up from 4.6% in 1998. Taiwan Semicon-ductor Manufacturing Co. (TSMC), a leader in the manufacture and testing of semiconductors, expanded its capacity in 1999 with the purchase of competitor Acer's business. The company has also benefited from outsourcing by U.S. manufacturers. Motorola announced that it was closing some unproductive U.S. plants in favor of an outsourcing agreement with TSMC.

    In Hong Kong, strong exports helped the economic recovery. Li & Fung Ltd. was a large Hong Kong-based holding. The company provides a full range of trading services for manufacturers in Asia, including the sourcing of raw materials and the monitoring of production. Li & Fung's customers have included U.S. household names such as the shoe manufacturer Reebok, the clothing chain The Limited, and cosmetics manufacturer Avon.

Q:  What companies have you favored in Latin America?

A: The climate in Latin America took a turn for the better in late 1999. Brazil accompanied the bold move to float its currency with strong leadership and further economic reforms. The result was a vast improvement in confidence for consumers and investors alike. The Portfolio's core Brazilian holdings fared very well. Tele Norte Leste is one of Brazil's three regional, fixed-line phone carriers. Not only has the company benefited from strong demand for fixed-line service - only 11% of Brazilians currently have a fixed-line connection - but also from explosive growth in Internet traffic.

    Compania Brasiliera de Distribuicao was another Brazilian holding. As the country's largest grocery chain, CBD generated impressive revenue growth and devised an Internet strategy in an improving economy. The stock nearly tripled in price in 1999.

    In Mexico, the Portfolio maintained a position in Telefonos de Mexico (Telmex). While the company has long been the monopoly supplier of fixed-line telephone service in Mexico, recent growth has been fueled by the Internet explosion in Latin America. The company's Internet accounts reached 390,000 in 1999 while its cellular customer base neared 5 million. In addition to its core business in Mexico, Telmex is seeking to expand beyond Latin America through strategic alliances, including a recent business partnership with Microsoft.

Q:  Can we discuss briefly some investments in Europe and the Mediterranean?

A: Yes. In the Mediterranean, Israel is rapidly becoming a major force in technology, with a wealth of software and programming talent. Tecnomatix Technologies Ltd. develops software that integrates manufacturing plants, linking all phases from supplies through assembly. With the help of key acquisitions, the company has achieved fast growth, with revenues

EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 1999
-------------------------------------------------------------------------------
MANAGEMENT DISCUSSION CONT'D

    rising 34% in the first half of 1999. Tecnomatix includes Canon, Philips Electronics, Volks-wagen and Mazda among its customers.

    In Eastern Europe, the Portfolio established a position in Haci Omer Sabanci Holding, a Turkish conglomerate with business interests in retailing, food packaging, textiles and banking. The company's broad reach across Turkey's economy has made it a major beneficiary of the country's economic revival. Sabanci is likely to expand further in Eastern Europe and recently signed a textile manufacturing agreement with the U.S. chemical giant DuPont.

Q:  Kiersten, what is your outlook for the emerging markets in the coming year?

A: Following 1998's declines, investors were understandably nervous about the emerging markets. In the wake of that volatility, many governments renewed their commitment to economic reform. More important, many companies have taken steps to restructure their operations. Those are fundamental steps that helped restore the confidence of investors.

    As we have said in past reports, there is enormous growth potential in the emerging markets. As these economies recover from last year's crisis, the stage is being set for a powerful economic future and the markets should reflect that progress. The Fund will look increasingly to areas such as Brazil, where growth is still in its early stages, and in industries such as telecommunications and Internet-related sectors, which anticipate remarkable growth in coming years. Investors were rewarded for their patience and long-term outlook in 1999. I'm confident that more opportunities lie ahead in 2000.


[GRAPH]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE EMERGING
MARKETS FUND CLASS B VS. THE MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING
MARKETS INDEX*

November 30, 1994 - December 30, 1999

     Date                  Fund               MSCIEMI
11/30/1994               $10,000             $10,000
12/31/1994                $9,960              $9,474
 1/31/1995                $9,590              $8,431
 2/28/1995                $9,660              $8,275
 3/31/1995                $9,640              $8,368
 4/30/1995                $9,820              $8,528
 5/31/1995               $10,440              $8,802
 6/30/1995               $10,450              $8,763
 7/31/1995               $10,610              $8,886
 8/31/1995               $10,480              $8,582
 9/30/1995               $10,410              $8,667
10/31/1995               $10,100              $8,373
11/30/1995                $9,710              $8,152
12/31/1995               $10,050              $8,455
 1/31/1996               $11,020              $8,833
 2/29/1996               $11,420              $8,705
 3/31/1996               $11,130              $8,816
 4/30/1996               $11,890              $9,423
 5/31/1996               $12,550              $9,220
 6/30/1996               $12,580              $9,321
 7/31/1996               $11,740              $8,674
 8/31/1996               $12,110              $8,856
 9/30/1996               $12,360              $8,922
10/31/1996               $12,270              $8,664
11/30/1996               $12,660              $8,809
12/31/1996               $12,903              $8,805
 1/31/1997               $14,029              $9,372
 2/28/1997               $14,699              $9,745
 3/31/1997               $14,324              $9,479
 4/30/1997               $14,405              $9,517
 5/31/1997               $14,912              $9,728
 6/30/1997               $15,794             $10,271
 7/31/1997               $16,007             $10,439
 8/31/1997               $14,253              $9,223
 9/30/1997               $14,790              $9,281
10/31/1997               $12,822              $7,672
11/30/1997               $12,406              $7,372
12/31/1997               $12,454              $7,474
 1/31/1998               $11,576              $6,963
 2/28/1998               $13,029              $7,729
 3/31/1998               $13,332              $7,979
 4/30/1998               $13,416              $7,823
 5/31/1998               $11,304              $6,739
 6/30/1998               $10,059              $6,044
 7/31/1998               $10,373              $6,218
 8/31/1998                $7,414              $4,475
 9/30/1998                $7,445              $4,754
10/31/1998                $7,592              $5,262
11/30/1998                $8,355              $5,681
12/31/1998                $8,355              $5,583
 1/31/1999                $8,125              $5,488
 2/28/1999                $8,083              $5,588
 3/31/1999                $8,690              $6,275
 4/30/1999               $10,007              $7,069
 5/31/1999                $9,840              $7,004
 6/30/1999               $11,021              $7,868
 7/31/1999               $10,394              $7,564
 8/31/1999               $10,540              $7,765
 9/30/1999               $10,070              $7,442
10/31/1999               $10,760              $7,649
11/30/1999               $12,558              $8,234
12/31/1999               $15,173              $9,278
                         $15,073(with CDSC)

PERFORMANCE+                      Class A       Class B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                          82.13%        81.60%
Five Years                         9.44          8.78
Life of Fund++                     9.20          8.54


SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                          71.70%        76.60%
Five Years                         8.15          8.50
Life of Fund++                     7.93          8.39

++Inception dates: Class A: 12/8/94; Class B: 11/30/94


* Source: Towers Data Systems, Bethesda, MD. Investment operations commenced 11/30/94.

   The chart compares the Fund's total return with that of the Morgan Stanley Capital International Emerging Markets Index, a broad-based, unmanaged market index of common stocks traded in the world's emerging markets. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. An investment in the Fund's Class A shares on 12/8/94 at net asset value would have been worth $15,624 on December 31, 1999; $14,726 including the 5.75% sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

+ Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Effective 2/1/00, Class A shares redeemed within 3 months of purchase, including exchanges, will be subject to a 1% early redemption fee.


   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 1999
Assets
-----------------------------------------------------
Investment in Emerging Markets
   Portfolio, at value
   (identified cost, $7,189,145)          $11,279,730
Receivable for Fund shares sold                50,339
Receivable from the Investment Adviser         21,490
Receivable from the Manager                    14,327
-----------------------------------------------------
TOTAL ASSETS                              $11,365,886
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Accrued expenses                          $    18,526
-----------------------------------------------------
TOTAL LIABILITIES                         $    18,526
-----------------------------------------------------
NET ASSETS                                $11,347,360
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $ 9,861,996
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (2,602,466)
Accumulated net investment loss                (2,755)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                         4,090,585
-----------------------------------------------------
TOTAL                                     $11,347,360
-----------------------------------------------------
Class A Shares
-----------------------------------------------------
NET ASSETS                                $ 4,481,775
SHARES OUTSTANDING                            305,359
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (Net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     14.68
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $14.68)      $     15.58
-----------------------------------------------------
Class B Shares
-----------------------------------------------------
NET ASSETS                                $ 6,865,585
SHARES OUTSTANDING                            473,215
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (Net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     14.51
-----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 1999
Investment Income
----------------------------------------------------
Dividend income allocated from the
   Portfolio
   (net of foreign taxes, $14,954)        $  149,173
Expenses allocated from Portfolio           (110,527)
----------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $   38,646
----------------------------------------------------
Expenses
----------------------------------------------------
Management fee                            $   20,038
Trustees fees and expenses                        10
Distribution and service fees
   Class A                                    16,644
   Class B                                    43,896
Registration fees                             27,876
Amortization of organization expenses         25,766
Transfer and dividend disbursing agent
   fees                                       17,456
Printing and postage                          16,055
Legal and accounting services                 15,379
Custodian fee                                 10,501
Miscellaneous                                 10,200
----------------------------------------------------
TOTAL EXPENSES                            $  203,821
----------------------------------------------------
Deduct --
   Reduction of management fee            $   20,038
   Allocation of expenses to the
      Investment Adviser                      21,490
   Allocation of expenses to the Manager      14,327
----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $   55,855
----------------------------------------------------

NET EXPENSES                              $  147,966
----------------------------------------------------

NET INVESTMENT LOSS                       $ (109,320)
----------------------------------------------------
Realized and Unrealized
Gain (Loss) from Portfolio
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis) (net of foreign
      taxes, $14,211)                     $  844,677
   Foreign currency and forward foreign
      currency exchange
      contract transactions                  (10,123)
----------------------------------------------------
NET REALIZED GAIN                         $  834,554
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $4,471,017
   Foreign currency and forward foreign
      currency exchange contracts            (14,676)
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $4,456,341
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $5,290,895
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $5,181,575
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 1999  DECEMBER 31, 1998
------------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (109,320) $        (171,193)
   Net realized gain (loss)                         834,554         (2,936,493)
   Net change in unrealized appreciation
      (depreciation)                              4,456,341         (1,001,891)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $       5,181,575  $      (4,109,577)
------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $       3,068,265  $       1,790,820
      Class B                                     1,379,734          1,560,888
   Issued in reorganization of EV
      Traditional Emerging Markets Fund
      Class A                                            --          4,989,133
   Cost of shares redeemed
      Class A                                    (3,774,533)        (2,105,721)
      Class B                                    (1,637,478)        (4,069,955)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $        (964,012) $       2,165,165
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $       4,217,563  $      (1,944,412)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $       7,129,797  $       9,074,209
------------------------------------------------------------------------------
AT END OF YEAR                            $      11,347,360  $       7,129,797
------------------------------------------------------------------------------

Accumulated net
investment loss included
in net assets
------------------------------------------------------------------------------
AT END OF YEAR                            $          (2,755) $          (3,098)
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                        CLASS A
                                ------------------------
                                YEAR ENDED DECEMBER 31,
                                ------------------------
                                   1999         1998
--------------------------------------------------------
Net Asset Value -- Beginning
   of year                        $ 8.060      $11.970
--------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------
Net investment loss               $(0.112)     $(0.146)
Net realized and unrealized
   gain (loss)                      6.732       (3.764)
--------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ 6.620      $(3.910)
--------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $14.680      $ 8.060
--------------------------------------------------------

TOTAL RETURN(1)                     82.13%      (32.66)%
--------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------
Net assets, end of year
   (000's omitted)                $ 4,482      $ 3,066
Ratios (As a percentage of
   average daily net assets):
   Net expenses(2)                   3.02%        3.25%
   Net expenses after
     custodian fee
     reduction(2)                    2.95%        2.95%
   Net investment loss              (1.02)%      (1.34)%
Portfolio Turnover of the
   Portfolio                           95%         117%
--------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio
   may reflect a reduction of the investment adviser fee
   and/or management fee, an allocation of expenses to
   the Investment Adviser, and/or Manager, or both. Had
   such actions not been taken, the ratios and net
   investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                       4.70%        3.65%
   Expenses after custodian
     fee reduction(2)                4.63%        3.35%
   Net investment loss              (2.70)%      (1.74)%
Net investment loss per share     $(0.296)     $(0.188)
--------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                  CLASS B
                                -------------------------------------------
                                          YEAR ENDED DECEMBER 31,
                                -------------------------------------------
                                 1999     1998     1997     1996     1995
---------------------------------------------------------------------------
Net Asset Value -- Beginning
   of year                      $7.990   $11.910  $12.720  $10.050  $ 9.960
---------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------
Net investment loss             $(0.159) $(0.236) $(0.012) $(0.143) $(0.268)
Net realized and unrealized
   gain (loss)                  6.679    (3.684)  (0.436)  2.988      0.358
---------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                   $6.520   $(3.920) $(0.448) $2.845   $ 0.090
---------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------
From net realized gain          $--      $--      $--      $(0.175) $    --
In excess of net realized gain  --       --       (0.362)  --            --
---------------------------------------------------------------------------
TOTAL DISTRIBUTIONS             $--      $--      $(0.362) $(0.175) $    --
---------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR  $14.510  $7.990   $11.910  $12.720  $10.050
---------------------------------------------------------------------------

TOTAL RETURN(1)                 81.60%   (32.91)% (3.48)%  28.49%      0.90%
---------------------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------------------
Net assets, end of year
   (000's omitted)              $6,866   $4,064   $9,074   $6,725   $ 1,801
Ratios (As a percentage of
   average daily net assets):
   Net expenses(2)              3.47%    3.70%    3.50%    3.41%       6.19%
   Net expenses after
      custodian fee
      reduction(2)              3.40%    3.40%    3.32%    3.19%       6.19%
   Net investment loss          (1.59)%  (1.79)%  (1.92)%  (1.76)%    (4.64)%
Portfolio Turnover of the
   Portfolio                    95%      117%     160%     125%          98%
---------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee and/or management fee, an allocation of expenses to the Investment Adviser, and/or Manager, or both. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                  5.15%    4.10%    3.79%    4.52%      11.35%
   Expenses after custodian
      fee reduction(2)          5.08%    3.80%    3.61%    4.30%      11.35%
   Net investment loss          (3.27)%  (2.19)%  (2.21)%  (2.87)%    (9.80)%
Net investment loss per share   $(0.327) $(0.289) $(0.014) $(0.233) $(0.566)
---------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Emerging Markets Fund (the Fund) is a mutual fund seeking long-term capital appreciation through investment in a portfolio of equity securities of companies in countries with emerging markets. The Fund is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Emerging Markets Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (77.9% at December 31, 1999). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1999, the Fund, for federal income tax purposes had a capital loss carryover of $2,716,368 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryover expires on December 31, 2006. Additionally, at December 31, 1999, net currency losses of $2,755 attributable to security transactions incurred after October 31, 1999, are treated as arising on the first day of the Fund's next taxable year.

 E Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, had been amortized on the straight-line basis over five years and are fully amortized at December 31, 1999.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and to distribute at least annually all or substantially all of the net realized capital gains (reduced

EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Shareholders may reinvest all distributions in shares of the Fund without a sales charge at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting are reclassified to paid-in capital.

   During the year ended December 31, 1999, $109,663 was reclassified from accumulated net investment loss to paid-in capital due to permanent differences between book and tax accounting for operating losses. Additionally, $24,340 was reclassified from accumulated net realized loss from Portfolio to paid-in capital due to permanent differences between book and tax accounting for capital losses. Net investment loss, net realized gain on investment transactions and net assets were unaffected by these reclassifications.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              YEAR ENDED DECEMBER 31,
                                              ------------------------
    CLASS A                                   1999         1998
    ------------------------------------------------------------------
    Sales                                        304,930      196,494
    Redemptions                                 (379,809)    (233,164)
    Issued to EV Traditional Emerging
     Markets Fund shareholders                        --      416,908
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                      (74,879)     380,238
    ------------------------------------------------------------------

                                              YEAR ENDED DECEMBER 31,
                                              ------------------------
    CLASS B                                   1999         1998
    ------------------------------------------------------------------
    Sales                                        139,418      154,536
    Redemptions                                 (174,921)    (407,659)
    ------------------------------------------------------------------
    NET DECREASE                                 (35,503)    (253,123)
    ------------------------------------------------------------------

4 Management Fee and Other Transactions
  with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) (the Manager) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the year ended December 31, 1999, the fee was equivalent to 0.25% of the Fund's average daily net assets for such period and amounted to $20,038. To reduce the net operating loss of the Fund, the Manager reduced the management fee by $20,038. In addition, the Manager was allocated $14,327 of the Fund's operating expenses. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organization. In addition, investment adviser and administrative fees are paid by the Portfolio to Lloyd George Management (Bermuda) (the Adviser), and to EVM and its affiliates. To reduce the net investment loss of the Fund, the Adviser was allocated $21,490 of the Fund's operating expenses. See Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

5 Distribution Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class A (Class A Plan) and for Class B (Class B Plan), (collectively, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) an amount equal to (a) 0.50% of that portion of the Fund's Class A shares average daily net assets attributable to Class A shares of the Fund which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's Class A average daily net assets which is attributable to Class A shares of the Fund which have remained outstanding for more than one year and an amount equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments attributable to Class B shares during any period in which there are no

EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for the Class B shares sold plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of the contingent deferred sales charge (see Note 6) and daily amounts theretofore paid to EVD. The Fund paid or accrued $11,753 and $35,426 for Class A and Class B shares, respectively, to EVD for the year ended December 31, 1999, representing 0.35% and 0.75% of average daily net assets for Class A and Class B shares, respectively. At December 31, 1999, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $238,000 for Class B shares.

   The Plans authorize the Fund to make payments of service fees to EVD, investments dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A and Class B shares for each fiscal year. The Trustees initially implemented the Plan by authorizing the Fund to make quarterly service fee payments to EVD and investment dealers equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.25% per annum of the Fund's average net assets attributed to Class B shares for any fiscal year on shares of the Fund sold on or after October 12, 1999. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. The Fund paid or accrued service fees to EVD for the year ended December 31, 1999 in the amounts $4,891 and $8,470 for Class A shares and Class B shares, respectively.

   Certain officers and Trustees of the Fund are officers of the above organization.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on any redemption of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under other certain limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. EVD received approximately $26,000 of CDSC paid by shareholders for Class B shares for the year ended December 31, 1999. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value because the purchase amount was $1 million or more.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $4,481,170 and $5,783,493, respectively, for the year ended December 31, 1999.

8 Transfer of Net Assets
-------------------------------------------
   On January 1, 1998, EV Marathon Emerging Markets Fund acquired the net assets of EV Traditional Emerging Markets Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, EV Marathon Emerging Markets Fund, at the closing, issued 416,908 Class A shares of the Fund having an aggregate value of $4,989,133. As a result, the Fund issued one Class A share for each share of EV Traditional Emerging Markets Fund. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The EV Traditional Emerging Markets Fund's net assets at the date of the transaction was $4,989,133, including $229,578 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance Emerging Markets Fund (formerly EV Marathon Emerging Markets Fund) were $14,063,342 with a net asset value of $11.97 and $11.91 for Class A and Class B shares, respectively.

EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 1999

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE SPECIAL INVESTMENT TRUST:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance Emerging Markets Fund (the Fund) (one of the series constituting Eaton Vance Special Investment Trust) as of December 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Eaton Vance Emerging Markets Fund at December 31, 1999, and the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 11, 2000

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 97.2%

                SECURITY                  SHARES           VALUE
----------------------------------------------------------------------
Aircraft Manufacture -- 2.2%
----------------------------------------------------------------------
Embraer - Empresa Brasileira de
Aeronautica SA                                    65,000   $   323,831
Brazil's regional aircraft manufacturer
----------------------------------------------------------------------
                                                           $   323,831
----------------------------------------------------------------------
Banks and Money Services -- 8.4%
----------------------------------------------------------------------
China Everbright Pacific, Ltd.                   304,000   $   250,302
One of China's fastest growing banks
Grupo Financiero Banamex(1)                      100,000       400,844
Mexico's largest private bank
OTP Bank Rt. GDR                                   3,950       230,087
Hungary's biggest bank
Unibanco GDR                                      11,000       331,375
Brazil's third largest private bank
----------------------------------------------------------------------
                                                           $ 1,212,608
----------------------------------------------------------------------
Beverages -- 6.6%
----------------------------------------------------------------------
Cia Cervejaria Brahma-sp ADR                      34,000   $   476,000
Largest beer brewer in Brazil and Latin
America
Pan American Beverages, Inc. ADR                  11,000       226,188
Latin America's largest anchor Coke
bottler with exposure to Mexico, Brazil,
Venezuela, Guatemala, Costa Rica,
Nicaragua and Colombia
Vina Concha y Toro ADR                             6,500       246,188
Wine producer/exporter
----------------------------------------------------------------------
                                                           $   948,376
----------------------------------------------------------------------
Broadcasting and Cable -- 1.9%
----------------------------------------------------------------------
TV Azteca SA                                      30,000   $   270,000
Mexico's second largest television
company
----------------------------------------------------------------------
                                                           $   270,000
----------------------------------------------------------------------
Computer Services -- 8.4%
----------------------------------------------------------------------
Dauo Technology, Inc.(1)                          18,902   $   657,533
Korean software provider to bigger
system integrators
El Sitio, Inc.(1)                                  2,000        73,500
A Latin American internet network and
content provider
                SECURITY                  SHARES           VALUE
----------------------------------------------------------------------

Computer Services (continued)
----------------------------------------------------------------------
Korea Information & Communications
Co., Ltd.(1)                                       3,230   $   232,401
Info-tech company involved in creating
on-line markets for consumer products,
smart cards, and credit cards
Stone Electronic Technology, Ltd.(1)             350,000       247,652
Largest shareholder in China's largest
internet provider Sina.com
----------------------------------------------------------------------
                                                           $ 1,211,086
----------------------------------------------------------------------
Computer Software -- 3.4%
----------------------------------------------------------------------
Tecnomatix Technololgies, Ltd.(1)                 16,907   $   486,076
Israeli company concentrating in
computer aided production equipment
technology
----------------------------------------------------------------------
                                                           $   486,076
----------------------------------------------------------------------
Conglomerates -- 3.6%
----------------------------------------------------------------------
Haci Omer Sabanci Holding AS                   4,850,000   $   281,665
One of Turkey's largest conglomerates
emcompassing banking, retailing, and
telephony
John Keells Holdings                               2,449        12,857
Sri Lankan conglomerate involved in tea,
hotels, and beverages
John Keells Holdings GDR                          81,000       229,972
Sri Lankan conglomerate involved in tea,
hotels, and beverages
----------------------------------------------------------------------
                                                           $   524,494
----------------------------------------------------------------------
Electrical / Electronics -- 1.8%
----------------------------------------------------------------------
Hon Hai Precision Industry(1)                     35,000   $   261,244
Taiwan's largest connector manufacturer
and one of the largest global PC case
manufacturers
----------------------------------------------------------------------
                                                           $   261,244
----------------------------------------------------------------------
Electronics - Semiconductors -- 3.6%
----------------------------------------------------------------------
Taiwan Semiconductor Manufacturing,
Co.(1)                                            98,400   $   524,172
One of the world's largest contract
manufacturers of integrated circuits
(foundry) for third parties
----------------------------------------------------------------------
                                                           $   524,172
----------------------------------------------------------------------
Foods -- 7.9%
----------------------------------------------------------------------
Carulla SA ADR                                    80,000   $    70,000
Columbian grocery and supermarket chain

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                SECURITY                  SHARES           VALUE
----------------------------------------------------------------------

Foods (continued)
----------------------------------------------------------------------
Compania Brasileira de Distribuicao
Grupo Pao de Acurcar                              18,500   $   597,781
Supermarket chain
President Chain Store Corp.                      106,200       469,177
Taiwanese operator of 7-11 convenience
stores and other consumer businesses
----------------------------------------------------------------------
                                                           $ 1,136,958
----------------------------------------------------------------------
Insurance -- 2.5%
----------------------------------------------------------------------
Liberty Life Associates of Africa                 18,360   $   211,780
One of South Africa's most efficient
life insurance companies
Samsung Fire & Marine Insurance                    4,896       156,086
Korea's largest non-life insurance
company established in 1952 and
belonging to the Samsung Group
----------------------------------------------------------------------
                                                           $   367,866
----------------------------------------------------------------------
Investment Services -- 4.1%
----------------------------------------------------------------------
Li & Fung, Ltd.                                  234,000   $   587,032
Largest global intermediator between
garment suppliers and retailers
----------------------------------------------------------------------
                                                           $   587,032
----------------------------------------------------------------------
Machinery -- 1.9%
----------------------------------------------------------------------
Siam Cement Co. Ltd.(1)                            8,500   $   282,356
Largest industrial and building material
producer in Thailand
----------------------------------------------------------------------
                                                           $   282,356
----------------------------------------------------------------------
Manufacturing -- 1.4%
----------------------------------------------------------------------
Tata Engineering and Locomotion GDR               39,000   $   209,625
Largest automobile manufacturer in India
with a dominant position in the
commercial vehicle business
----------------------------------------------------------------------
                                                           $   209,625
----------------------------------------------------------------------
Media & Leisure -- 2.1%
----------------------------------------------------------------------
Corporacion Interamericana
de Entretenimiento S.A.(1)                        75,040   $   299,606
Mexican fully integrated entertainment
company comprising 15 subsidiaries
operating in North America, South
America and Europe
----------------------------------------------------------------------
                                                           $   299,606
----------------------------------------------------------------------
                SECURITY                  SHARES           VALUE
----------------------------------------------------------------------
Metals - Industrial -- 4.7%
----------------------------------------------------------------------
Anglo American PLC                                 5,700   $   366,711
The world's largest producer of gold,
platinum, and diamonds
Hindalco Industries Ltd. GDR                      13,300       314,545
India's second largest aluminum producer
and lowest cost producer in the world
----------------------------------------------------------------------
                                                           $   681,256
----------------------------------------------------------------------
Oil and Gas - Integrated -- 3.5%
----------------------------------------------------------------------
Surgutneftegaz ADR                                30,000   $   510,000
Russia's second largest oil company
----------------------------------------------------------------------
                                                           $   510,000
----------------------------------------------------------------------
Publishing -- 2.1%
----------------------------------------------------------------------
Hurriyet Gazetecilik ve Matbaacilik AS        16,668,300   $   307,306
Turkey's most widely read newspaper
----------------------------------------------------------------------
                                                           $   307,306
----------------------------------------------------------------------
Semiconductors -- 4.4%
----------------------------------------------------------------------
Chartered Semiconductor
Manufacturing, Ltd.(1)*                           35,000   $   238,660
Singapore based DRAM foundry business
Samsung Electronics                                1,720       402,924
World's biggest and most profitable
semiconductor company
----------------------------------------------------------------------
                                                           $   641,584
----------------------------------------------------------------------
Telecommunications Services -- 8.6%
----------------------------------------------------------------------
ECtel, Ltd.(1)                                    13,140   $   239,805
Israeli technology company specializing
in fraud management and network
monitoring systems
Hellenic Telecommunications Organization
SA ADR                                            21,000       252,000
Incumbent Greek telecommunications
operator with both fixed and mobile
operations
Korea Mobile Telecom Corp.*                          200       747,690
Korea's dominant mobile
telecommunications company
----------------------------------------------------------------------
                                                           $ 1,239,495
----------------------------------------------------------------------
Telephone Utilities -- 14.1%
----------------------------------------------------------------------
Korea Telecom Corp. ADR(1)                         9,070   $   677,983
Monopolistic telecom service provider
for South Korea

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                SECURITY                  SHARES           VALUE
----------------------------------------------------------------------

Telephone Utilities (continued)
----------------------------------------------------------------------
Tele Norte Leste Participacoes ADR                15,000   $   382,500
One of Brazil's three fixed line holding
companies, located in the northeast of
Brazil
Telefonos de Mexico ADR                            4,000       450,000
Largest telecom operator with interests
in local and long distance
telecommunications
Videsh Sanchar Nigam Ltd., GDR                    21,500       533,200
India's monopoly international telephone
service provider
----------------------------------------------------------------------
                                                           $ 2,043,683
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $9,017,665)                            $14,068,654
----------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 0.8%

                SECURITY                  SHARES           VALUE
----------------------------------------------------------------------
Banks and Money Centers -- 0.8%
----------------------------------------------------------------------
Siam Commercial Bank(1)                           90,000   $   109,844
One of Thailand's major banks
----------------------------------------------------------------------
                                                           $   109,844
----------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $63,235)                               $   109,844
----------------------------------------------------------------------
PREFERRED STOCKS -- 0.0%

                SECURITY                  SHARES           VALUE
----------------------------------------------------------------------
Electric Utilities -- 0.0%
----------------------------------------------------------------------
Centrais Geradoras do Sul do Brasil S.A.       7,000,000   $     7,091
This company is an electricity
generator.
----------------------------------------------------------------------
                                                           $     7,091
----------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $25,810)                               $     7,091
----------------------------------------------------------------------
WARRANTS -- 0.3%

                SECURITY                  SHARES           VALUE
----------------------------------------------------------------------
Banks and Money Services -- 0.3%
----------------------------------------------------------------------
Siam Commercial Bank                              90,000   $    41,788
One of Thailand's major banks
----------------------------------------------------------------------
                                                           $    41,788
----------------------------------------------------------------------
Total Warrants
   (identified cost $0)                                    $    41,788
----------------------------------------------------------------------
RIGHTS -- 0.1%

                SECURITY                  SHARES           VALUE
----------------------------------------------------------------------
Insurance -- 0.1%
----------------------------------------------------------------------
Samsung Fire & Marine Insurance                    1,001   $     8,025
Korea's largest non-life insurance
company established in 1952 and
belonging to the Samsung Group
----------------------------------------------------------------------
                                                           $     8,025
----------------------------------------------------------------------
Total Rights
   (identified cost $0)                                    $     8,025
----------------------------------------------------------------------
Total Investments -- 98.4%
   (identified cost $9,106,710)                            $14,235,402
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.6%                     $   236,837
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $14,472,239
----------------------------------------------------------------------

 Company descriptions are unaudited.

 ADR - American Depositary Receipt

 GDR - Global Depository Receipt

 * Security valued at fair value using methods determined in good faith by or at direction of the Trustees.

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

COUNTRY CONCENTRATION OF PORTFOLIO

                                          PERCENTAGE
COUNTRY                                   OF NET ASSETS  VALUE
-------------------------------------------------------------------
Argentina                                        0.5%    $   73,500
Brazil                                          14.6      2,118,578
Chile                                            1.7        246,188
China                                            3.4        497,954
Colombia                                         0.5         70,000
Greece                                           1.7        252,000
Hong Kong                                        4.1        587,032
Hungary                                          1.6        230,088
India                                            7.3      1,057,370
Israel                                           5.0        725,881
Mexico                                          11.4      1,646,637
Republic of Korea                               19.9      2,882,641
Russia                                           3.5        510,000
Singapore                                        1.7        238,660
South Africa                                     4.0        578,492
Sri Lanka                                        1.7        242,829
Taiwan                                           8.7      1,254,593
Thailand                                         3.0        433,988
Turkey                                           4.1        588,971

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 1999
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $9,106,710)          $14,235,402
Cash                                           71,337
Foreign currency, at value
   (identified cost, $192,568)                192,861
Dividends receivable                           14,590
-----------------------------------------------------
TOTAL ASSETS                              $14,514,190
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Accrued expenses                          $    41,951
-----------------------------------------------------
TOTAL LIABILITIES                         $    41,951
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $14,472,239
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 9,343,180
Net unrealized appreciation (computed on
   the basis of identified cost)            5,129,059
-----------------------------------------------------
TOTAL                                     $14,472,239
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 1999
Investment Income
----------------------------------------------------
Dividends (net of foreign taxes,
   $17,539)                               $  172,400
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $  172,400
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $   71,563
Administration fee                            23,919
Trustees fees and expenses                     7,261
Custodian fee                                 73,735
Legal and accounting services                 45,608
Amortization of organization expenses          3,473
Miscellaneous                                  6,365
----------------------------------------------------
TOTAL EXPENSES                            $  231,924
----------------------------------------------------
Deduct --
   Reduction of investment adviser fee    $   71,563
   Reduction of administration fee            23,919
   Reduction of custodian fee                  6,755
----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  102,237
----------------------------------------------------

NET EXPENSES                              $  129,687
----------------------------------------------------

NET INVESTMENT INCOME                     $   42,713
----------------------------------------------------

Realized and Unrealized
Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis) (net of foreign
      taxes, $15,535)                     $  862,026
   Foreign currency and forward foreign
      currency exchange
      contract transactions                  (11,942)
----------------------------------------------------
NET REALIZED GAIN                         $  850,084
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $5,633,614
   Foreign currency and forward foreign
      currency exchange contracts            (17,572)
----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $5,616,042
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $6,466,126
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $6,508,839
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 1999  DECEMBER 31, 1998
------------------------------------------------------------------------------
From operations --
   Net investment income                  $          42,713  $          45,011
   Net realized gain (loss)                         850,084         (3,643,640)
   Net change in unrealized
      appreciation (depreciation)                 5,616,042         (1,140,696)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $       6,508,839  $      (4,739,325)
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $       6,286,238  $       3,995,966
   Withdrawals                                   (6,199,686)        (9,933,398)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $          86,552  $      (5,937,432)
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $       6,595,391  $     (10,676,757)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $       7,876,848  $      18,553,605
------------------------------------------------------------------------------
AT END OF YEAR                            $      14,472,239  $       7,876,848
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                         YEAR ENDED DECEMBER 31,
                                -----------------------------------------
                                 1999     1998    1997     1996     1995
-------------------------------------------------------------------------
Ratios to average daily net assets+
-------------------------------------------------------------------------
Net expenses                    1.42%    1.71%   1.53%    1.54%      2.58%
Net expenses after custodian
   fee reduction                1.35%    1.41%   1.35%    1.32%      2.58%
Net investment income (loss)    0.45%    0.37%   0.08%    0.14%     (1.00)%
Portfolio Turnover                95%    117%     160%     125%        98%
-------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)              $14,472  $7,877  $18,554  $10,659  $3,587
-------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee and/or administration fee, an allocation of expenses to the Investment Adviser and/or Administrator, or both. Had such actions not been taken, the ratios would have been as follows:
   Expenses                     2.42%    1.87%   1.81%    2.24%      5.24%
   Expenses after custodian
      fee reduction             2.35%    1.57%   1.63%    2.02%      5.24%
Net investment income (loss)    (0.55)%  0.21%   (0.20)%  (0.56)%   (3.66)%
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Emerging Markets Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable or are considered unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Federal Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 E Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization, including registration costs, had been amortized on the straight-line basis over five years and are fully amortized at December 31, 1999.

 F Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 G Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

 H Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 I Other -- Investment transactions are accounted for on a trade date basis.

 J Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 1999, the adviser fee was 0.75% of average daily net assets and amounted to $71,563. To enhance the net income of the Portfolio, the Adviser made a reduction of the investment adviser fee of $71,563. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administrating the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 1999, the administration fee was 0.25% of average daily net assets and amounted to $23,919. To enhance the net income of the Portfolio, the administrator reduced fees in the amount of $23,919. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $8,785,429 and $8,935,445, respectively, for the year ended December 31, 1999.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 1999, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $9,106,710
    ----------------------------------------------------
    Gross unrealized appreciation             $5,631,818
    Gross unrealized depreciation               (503,126)
    ----------------------------------------------------
    NET UNREALIZED APPRECIATION               $5,128,692
    ----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 1999.

6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 1999, there were no obligations under these financial instruments outstanding.

8 Subsequent Event
-------------------------------------------
   Effective May 1, 2000, Jacob Rees-Mogg will be co-portfolio manager of the Emerging Markets Portfolio. Mr. Rees-Mogg is an Investment Manager for Lloyd George Investment Management (Bermuda) Limited and has been employed by Lloyd George for more than five years.

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 1999

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF EMERGING MARKETS PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Emerging Markets Portfolio (the Portfolio) as of December 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended and the supplementary data for each of the years in the five-year period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian and brokers; where replies were not received from brokers, alternative auditing procedures were performed. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Emerging Markets Portfolio at December 31, 1999, and the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 11, 2000

EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 1999

INVESTMENT MANAGEMENT

EATON VANCE EMERGING MARKETS FUND

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

EMERGING MARKETS PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

Scobie Dickinson Ward
Vice President, Assistant
Secretary and Assistant Treasurer

William Walter Raleigh Kerr
Vice President and
Assistant Treasurer

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K. Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

INVESTMENT ADVISER OF
EMERGING MARKETS PORTFOLIO
Lloyd George Management
(Bermuda) Limited
3808 One Exchange Square
Central, Hong Kong


SPONSOR AND MANAGER OF
EATON VANCE EMERGING MARKETS FUND
AND ADMINISTRATOR OF EMERGING MARKETS PORTFOLIO
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC GLOBAL FUND SERVICES
Attention: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123


INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022


EATON VANCE EMERGING MARKETS FUND
The Eaton Vance Building
255 State Street
Boston, MA 02109

-------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
-------------------------------------------------------------------------------

132-12/99                                                           EMSRC-12/99